Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities
Net loss	$ (43,862,197)	$ (35,400,807)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment loss		1,452,338
Intangible asset impairment loss	3,500,000	2,366,000
Depreciation and amortization	2,115,015	607,667
Amortization of intangible asset	1,030,625
Noncash lease expense	116,583	83,809
Noncash interest expense		21,970
Stock-based compensation	4,085,737	6,168,981
Change in fair value of common stock warrants	(11,020)	(22,758)
Change in fair value of contingent consideration	(3,452,015)	430,000
Unrealized (gain) loss on investments	1,701,443	842,538
Deferred tax liability	3,288,937	145,974
Increase (decrease) in cash arising from changes in assets and liabilities, net of acquisitions:
Accounts receivable	(15,967)	110,111
Prepaid expenses and other current assets	58,656	(1,060,915)
Grant receivable	(206,163)	(1,318,359)
Contract receivables	24,526,231
Inventory	5,844,000
Income tax receivable	443,968
Right-of-use assets	(12,158,238)
Other assets	12,233,529	(12,193,540)
Deposits	(64,560)	(83,122)
Accounts payable	3,299,326	(126,937)
Deferred revenue	1,583,308	(806,217)
Accrued expenses and other liabilities	(3,126,158)	929,023
Other long-term liabilities	(53,530)	17,286
Net Cash (Used In) Provided by Operating Activities	(5,700,364)	(38,128,906)
Cash Flows from Investing Activities
Purchase of short-term investments	(2,457,348)	(66,960,279)
Sale of short-term investments	53,243,519	78,635,257
Purchases of property and equipment	(20,117,998)	(1,904,713)
Disposal of property and equipment	388,103
Acquisition of Elusys Therapeutics, net of cash paid	2,719,899
Payment of contingent consideration	(22,784,571)
Net Cash Provided By Investing Activities	10,991,604	9,770,265
Cash Flows from Financing Activities
Proceeds from the issuance of common stock	59,692	26,304,282
Proceeds from the exercise of stock options		27,261
Stock issuance costs		(658,184)
Repayments of principal under finance lease	(231,633)	(183,010)
Payment of contingent consideration	(4,735,000)
Net Cash Used In Financing Activities	(4,906,941)	25,490,349
Effect of exchange rate changes on cash and cash equivalents	(3,624)	(9,719)
Net (Decrease) Increase in Cash and Cash Equivalents	380,675	(2,878,011)
Cash and Cash Equivalents - Beginning of the Period	8,053,879	10,931,890
Cash and Cash Equivalents - End of the Period	8,434,554	8,053,879
Supplemental Disclosure for Cash Flow Information:
Right-of-use assets obtained upon operating lease commencements	6,348,346	88,596
Right-of-use assets obtained upon financing lease commencements	15,477,515	408,677
Right-of-use assets surrendered upon financing lease modifications	37,654
Right-of-use assets obtained upon operating lease modifications	(81,752)	37,767
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable	288,807
Contingent and deferred cash consideration related to Elusys acquisition	42,853,685
Reconciliation of cash and cash equivalents at December 31, 2022 and 2021
Cash and cash equivalents included in current assets of discontinued operations	5,242,840
Cash and cash equivalents of continuing operations	3,191,714
Total cash and cash equivalents	$ 8,434,554	$ 8,053,879